EARNINGS/(LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
EARNINGS/(LOSS) PER SHARE

Net earnings/(loss) per share represents the net earnings/loss attributable to shareholders divided by the weighted average number of shares outstanding during the period on an as converted basis.

Three Months Ended March 31,
(in thousands except per share amounts)	2021	2020
Net earnings/(loss)	$(6,719)	$(7,874)

Basic
Weighted average subordinate voting shares(1)	53,592	32,988
Basic earnings (loss) per share	$(0.13)	$(0.24)

Diluted
Weighted average subordinate voting shares(1)	53,592	32,988
Effects of Potential Dilutive Shares
Options	-	-
Warrants	-	-
Restricted stock units	-	-
Diluted weighted average subordinate voting shares	53,592	32,988
Diluted earnings (loss) per share	$(0.13)	$(0.24)

_____________

(1) On an as converted basis.

As the Company is in a loss position for the quarters ended March 31, 2021 and 2020, the inclusion of options, warrants, convertible debentures and restricted stock units in the calculation of diluted earnings per share would be anti-dilutive, and accordingly, were excluded from the diluted loss per share calculation.

Net earnings/(loss) per share represents the net earnings/loss attributable to shareholders divided by the weighted average number of shares outstanding during the period on an as converted basis.

(Amounts Expressed in United States Dollars Unless Otherwise Stated)

Years Ended December 31,
(in thousands except per share amounts)	2020	2019
Net earnings/(loss)	$(21,910)	$(49,934)

Basic
Weighted average subordinate voting shares(1)	33,940	31,379
Basic earnings (loss) per share	$(0.65)	$(1.59)

Diluted
Weighted average subordinate voting shares(1)	33,940	31,379
Effects of Potential Dilutive Shares
Options	-	-
Warrants	-	-
Restricted stock units	-	-
Diluted weighted average subordinate voting shares	33,940	31,379
Diluted earnings (loss) per share	$(0.65)	$(1.59)

_____________

(1) On an as converted basis.

As the Company is in a loss position for the years ended December 31, 2020 and 2019, the inclusion of options, warrants, convertible debentures and restricted stock units in the calculation of diluted earnings per share would be anti-dilutive, and accordingly, were excluded from the diluted loss per share calculation.